Offerings	Sep. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	189,496
Proposed Maximum Offering Price per Unit	22.95
Maximum Aggregate Offering Price	$ 4,348,933.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 600.59
Offering Note	a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock which become issuable under the plans to which this registration relates by reason of any stock dividend, stock split, recapitalization or other similar transaction. b. Represents Common Stock issuable upon exercise of outstanding options under the 2014 Omnibus Plan. c. Estimated solely for the purpose of calculating the amount of the registration fee, pursuant to Rule 457(h) under the Securities Act. The proposed maximum offering price is based on the weighted-average exercise price of previously granted options that remain outstanding under the 2014 Omnibus Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	817,809
Proposed Maximum Offering Price per Unit	59.68
Maximum Aggregate Offering Price	$ 48,806,841.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,740.22
Offering Note	See note 1.a. above. a. Represents Common Stock reserved for future grants under the 2024 Equity Based Compensation Plan. b. Estimated solely for the purpose of calculating the amount of the registration fee, pursuant to Rules 457(c) and 457(h) under the Securities Act. The proposed maximum offering price is based on the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Capital Market on September 16, 2026.